Acquisitions and Disposals of Businesses and Assets (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				12 Months Ended			10 Months Ended	12 Months Ended		12 Months Ended						1 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($) number	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Nov. 09, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	Dec. 31, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	May 16, 2008 B2 Gold Corporation [Member] Colombia [Member]	Dec. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Dec. 22, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member]	Sep. 08, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Aug. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Aug. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] ZAR	Dec. 29, 2009 Sadiola [Member] Mali [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Jan. 28, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Jun. 30, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Jul. 22, 2011 First Uranium Corporation [Member] South Africa [Member] USD ($)	Jul. 22, 2011 First Uranium Corporation [Member] South Africa [Member] CAD	Dec. 31, 2011 Iss International [Member] South Africa [Member] USD ($)	Feb. 28, 2011 Iss International [Member] South Africa [Member] USD ($)
Acquisitions [Abstract]
Percent acquired [Percent]													15.90%											19.79%	19.79%
Number of shares acquired [Shares]																								47,065,916	47,065,916
Price per share acquired [Per Share]																								$ 0.64	0.60
Purchase price paid																								$ 30
Effective percentage held [Percent]															45.00%				41.00%
Initial Percentage Held [Percent]															35.00%				38.00%
Remaining Percentage Held [Percent]															10.00%
Stock issued as part of equity offering (shares)														7,624,162
Share Price per ADS [USD Per Share]																	$ 37.25
Share Price per Common share [ZAR Per Share]																		288.32
Discount to the closing price of ADS [Percent]																	3.00%	3.00%
Gross proceeds before underwriting discounts and expenses																284
Selling Price Or Consideration									85	600				345					12								9
Joint Ownership Percentage Holding [Percent]																			6.00%
AngloGold Ashanti share																			6
Contingent Payment Not Exceeding																			3
AngloGold Ashanti Contingent Payment Share																			1.5
Disposals [Abstract]
Profit Realised On Disposal																					56					2
Number Of Tranches									2	2
Selling Price - First Tranch						64	450															750
Selling Price - Second Tranch				21	150															240
Equity Method Investment Net Sales Proceeds												68
Number of shares disposed [Shares]											31,556,650
Percent Disposed [Percent]											10.17%										33.33%
Loss on sale of Tau Lekoa Gold mine								7
Contingent Assets, Rate Payable [USD Per Ounce]																							600
Contingent Assets, Maximum Royalty Cap																				100			100
Gain Loss On Sale Of Investments	$ 0	$ 52	$ 0								$ 45